INTANGIBLE ASSETS	12 Months Ended
Feb. 29, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 4—INTANGIBLE ASSETS
The Company’s Intangible assets, net consisted of the following (in millions):

		February 29, 2020			February 23, 2019
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,912.1	$(264.6)	$1,647.5	$1,959.1	$(231.7)	$1,727.4
Beneficial lease rights (1)	12	—	—	—	892.0	(410.6)	481.4
Customer prescription files	5	1,472.1	(1,440.9)	31.2	1,483.4	(1,276.1)	207.3
Internally developed software	3	780.0	(465.2)	314.8	672.4	(348.1)	324.3
Other intangible assets (2)	3 to 6	51.7	(44.1)	7.6	22.4	(14.4)	8.0

Total finite-lived intangible assets		4,215.9	(2,214.8)	2,001.1	5,029.3	(2,280.9)	2,748.4
Liquor licenses and restricted covenants	Indefinite	86.1	—	86.1	86.1	—	86.1

Total intangible assets, net		$4,302.0	$(2,214.8)	$2,087.2	$5,115.4	$(2,280.9)	$2,834.5

(1)	Upon adoption of ASU
2016-02—“Leases
(Topic 842)”, beneficial lease rights were reclassified and included in operating lease right-of-use
assets. See Note 1—Description of business, basis of presentation and summary of significant accounting policies for additional information.

(2)	Other intangible assets includes covenants not to compete, specialty accreditation and licenses and patents.

Amortization expense for intangible assets was $355.8 million, $379.7 million and $447.4 million for fiscal 2019, fiscal 2018 and fiscal 2017, respectively. Estimated future amortization expense associated with the net carrying amount of intangibles with finite lives is as follows (in millions):

Fiscal Year	Amortization Expected
2020	$159.4
2021	137.8
2022	120.0
2023	85.8
2024	59.7
Thereafter	1,438.4

Total	$2,001.1

Intangible asset impairment losses of $34.1 million, $5.3 million and $22.1 million were recorded as a component of (Gain) loss on property dispositions and impairment losses, net, in fiscal 2019, fiscal 2018 and fiscal 2017, respectively. The fiscal 2019 impairment loss was driven by the continued under performance of the Plated meal kit subscription and delivery operations and primarily relates to the Plated tradename, and to a lesser extent, certain other Plated intangible assets. The fair value was determined using an income approach which included a relief-from-royalty method and relied on inputs with unobservable market prices including the assumed revenue growth rate, royalty rate, discount rate and estimated tax rate. Fiscal 2018 and fiscal 2017 impairment losses primarily relate to underperforming stores, and fiscal 2017 also includes a $12.8 million loss related to information technology assets in connection with the Company’s development of a new digital platform.